Property, Plant and Equipment, Net - Property, Plant and Equipment, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 5,505	$ 3,683
Less accumulated depreciation	(2,583)	(2,560)
Property, plant and equipment, net of accumulated depreciation	2,922	1,123	$ 1,048
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	160	56
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 854	686
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	9 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	50 years
Machinery and Installations [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,156	2,549
Machinery and Installations [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	2 years
Machinery and Installations [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	10 years
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 227	249
Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	1 year
Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (in years)	5 years
Prepayments and Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 108	$ 143